Note 8 - Financial Instruments (Details) - Fair Value, Inputs, Level 1 [Member] - AUD ($)	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents	$ 23,561,807	$ 30,229,530
Accounts receivables	73,073	116,626
Total financial assets	23,634,880	30,346,156
Short and long term debt/loan	40,741	0
Net financial assets	$ 23,594,139	$ 30,346,156